Other Balance Sheet Components - Accrued and other Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payroll and welfare	$ 170,534,000	$ 126,023,000
Marketing expenses	82,471,000	59,410,000
Sales rebates	359,813,000	222,064,000
Professional fees	7,791,000	3,880,000
VAT and other tax payable	53,589,000	49,971,000
Amounts due to users	53,997,000	45,745,000
Unpaid consideration for acquisition	6,293,000	10,280,000
Unpaid consideration for investment	441,000	19,257,000
Interest payable for convertible debt and unsecured senior notes	27,579,000	923,000
Listing expenses payable	9,347,000	0
Others	49,178,000	19,200,000
Accrued and other liabilities	821,033,000	556,753,000
Impairment charges on investment prepayments	0	1,500,000	$ 19,100,000
Investment related deposits	366,067,000	15,450,000
Prepayment for purchase of SINA Plaza	133,734,000	$ 0
Loss on wealth management products	59,300,000
Remaining fair value of wealth management products	50,200,000
A micro loan company
Investment related deposits	77,900,000
A game company
Investment related deposits	$ 269,100,000